Change in noncash operating working capital	12 Months Ended
Dec. 31, 2024
Change in noncash operating working capital
Change in non-cash Operating working capital

20. Change in non-cash operating working capital

The changes in non-cash operating working capital balances are comprised of:

	For the years ended December 31,
	2024	2023	2022
Accounts receivable	$1,722,665	$(1,835,922)	$784,502
Prepaid expenses	(221,126)	(17,516)	229,279
Accounts payable and accrued liabilities	(438,199)	559,351	741,326
Deferred revenue	805,656	-	-
	1,868,996	(1,294,087)	1,755,107